Schedule of investments
Delaware Tax-Free Pennsylvania Fund	May 31, 2019 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 99.47%
Corporate Revenue Bonds - 6.56%
Delaware County Industrial Development Authority
(Covanta Project) Series A 5.00% 7/1/43	2,155,000	$2,182,606
Pennsylvania Commonwealth Financing Authority Revenue
(Tobacco Master Settlement Payment Revenue)
4.00% 6/1/39 (AGM)	5,045,000	5,501,774
Pennsylvania Economic Development Financing Authority
(National Gypsum) 5.50% 11/1/44 (AMT)	4,000,000	4,251,080
Pennsylvania Economic Development Financing Authority
Solid Waste Disposal Revenue
(Proctor & Gamble Paper Project) 5.375% 3/1/31 (AMT)	11,000,000	14,048,430
Pennsylvania Economic Development Financing Authority
Water Facility Revenue
(Pennsylvania-American Water Project) 6.20% 4/1/39	2,850,000	2,859,320
		28,843,210
Education Revenue Bonds - 13.97%
Allegheny County Higher Education Building Authority
Revenue
(Carnegie Mellon University)
5.00% 3/1/28	2,000,000	2,236,340
Series A 5.00% 3/1/24	1,000,000	1,094,840
(Chatham University) Series A 5.00% 9/1/30	1,500,000	1,574,415
(Robert Morris University)
5.00% 10/15/47	1,500,000	1,639,110
Series A 5.50% 10/15/30	1,275,000	1,324,712
Series A 5.75% 10/15/40	2,200,000	2,283,160
Bucks County Industrial Development Authority Revenue
(George School Project) 5.00% 9/15/36	4,455,000	4,768,944
(School Lane Charter School Project) Series A
5.125% 3/15/46	2,500,000	2,744,125
Chester County Industrial Development Authority Revenue
(Avon Grove Charter School Project)
Series A 5.00% 12/15/47	1,160,000	1,235,354
Series A 5.00% 12/15/51	770,000	814,337
(Renaissance Academy Charter School Project)
5.00% 10/1/34	1,000,000	1,090,000
5.00% 10/1/39	1,250,000	1,350,400
5.00% 10/1/44	1,000,000	1,074,760
Chester County Industrial Development Authority Student
Housing Revenue
(University Student Housing Project at West Chester
University)
Series A 5.00% 8/1/30	1,100,000	1,173,821
Series A 5.00% 8/1/45	1,250,000	1,312,537

	NQ- 007 [5/19] 7/19 (891094) 1

Schedule of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Delaware County Authority Revenue
(Cabrini University) 5.00% 7/1/47	2,000,000	$2,239,720
East Hempfield Township Industrial Development Authority
(Student Services - Student Housing Project at
Millersville University)
5.00% 7/1/39	875,000	929,661
5.00% 7/1/45	2,500,000	2,617,000
5.00% 7/1/46	1,425,000	1,505,911
5.00% 7/1/47	1,000,000	1,066,200
Montgomery County Higher Education & Health Authority
Revenue
(Arcadia University)
5.625% 4/1/40	2,375,000	2,428,699
5.75% 4/1/40	2,000,000	2,202,040
Northeastern Pennsylvania Hospital & Education Authority
Revenue
(King’s College Project) 5.00% 5/1/44	1,000,000	1,160,170
Pennsylvania Higher Educational Facilities Authority
College & University Revenue
(Drexel University) 5.00% 5/1/41	1,000,000	1,159,630
(University Properties Student Housing - East
Stroudsburg University of Pennsylvania) 5.00% 7/1/42	500,000	508,205
Philadelphia Authority for Industrial Development Revenue
(First Philadelphia Preparatory Charter School Project)
Series A 7.25% 6/15/43	2,500,000	2,851,000
(Green Woods Charter School Project)
Series A 5.50% 6/15/22	735,000	759,277
Series A 5.75% 6/15/42	2,500,000	2,608,425
(International Apartments of Temple University)
Series A 5.375% 6/15/30	1,500,000	1,537,725
Series A 5.625% 6/15/42	3,000,000	3,061,170
(Philadelphia Performing Arts Charter School Project)
144A 6.75% 6/15/43 #	2,550,000	2,625,812
(Tacony Academy Charter School Project)
Series A-1 6.75% 6/15/33	1,020,000	1,132,261
Series A-1 7.00% 6/15/43	1,535,000	1,698,815
(Temple University Second Series) 5.00% 4/1/36	1,145,000	1,302,644
State Public School Building Authority
(Montgomery County Community College)
5.00% 5/1/28	2,000,000	2,337,700
		61,448,920

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds - 2.70%
Pennsylvania Commonwealth Financing Authority Revenue
Series B 5.00% 6/1/31 (AGC)	10,000,000	$10,000,000
Puerto Rico Electric Power Authority Revenue
Series CCC 5.25% 7/1/27 ‡	985,000	790,463
Series WW 5.00% 7/1/28 ‡	1,385,000	1,108,000
		11,898,463
Healthcare Revenue Bonds - 31.20%
Allegheny County Hospital Development Authority
Revenue
(Allegheny Health Network Obligated Group Issue)
Series A 4.00% 4/1/44	1,350,000	1,444,392
(University of Pittsburgh Medical Center)
Series A 4.00% 7/15/36	1,750,000	1,938,440
Series A 4.00% 7/15/37	1,500,000	1,653,690
Series A 4.00% 7/15/38	700,000	768,824
Series A 5.50% 8/15/34	3,980,000	4,008,935
Berks County Industrial Development Authority Revenue
(The Highlands at Wyomissing)
5.00% 5/15/38	415,000	460,185
5.00% 5/15/43	500,000	551,760
5.00% 5/15/48	1,000,000	1,100,590
Series A 5.00% 5/15/37	1,365,000	1,531,967
Series A 5.00% 5/15/42	500,000	556,355
Series A 5.00% 5/15/47	600,000	666,144
Series C 5.00% 5/15/42	1,000,000	1,099,540
Series C 5.00% 5/15/47	1,000,000	1,097,440
(Tower Health Project)
4.00% 11/1/47	2,500,000	2,627,025
5.00% 11/1/50	2,000,000	2,289,900
Berks County Municipal Authority Revenue
(Reading Hospital & Medical Center Project) Unrefunded
Series A-3 5.50% 11/1/31	5,005,000	5,082,778
Butler County Hospital Authority Revenue
(Butler Health System Project) Series A 5.00% 7/1/39	1,625,000	1,820,130
Central Bradford Progress Authority
(Guthrie Health Issue) 5.375% 12/1/41	1,000,000	1,070,670
Centre County Hospital Authority Revenue
(Mount Nittany Medical Center Project) Series A
4.00% 11/15/47	1,400,000	1,486,212

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Schedule of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Chester County Health & Education Facilities Authority
Revenue
(Simpson Senior Services Project)
Series A 5.00% 12/1/35	775,000	$804,551
Series A 5.25% 12/1/45	1,360,000	1,427,007
Cumberland County Municipal Authority Revenue
(Diakon Lutheran Social Ministries Project)
5.00% 1/1/38	2,000,000	2,175,620
Dauphin County General Authority Health System Revenue
(Pinnacle Health System Project) Unrefunded
6.00% 6/1/36	795,000	797,274
DuBois Hospital Authority
(Penn Highlands Healthcare) 4.00% 7/15/48	2,000,000	2,101,900
Franklin County Industrial Development Authority Revenue
(Menno-Haven Project) 5.00% 12/1/53	1,900,000	2,066,649
Geisinger Authority Health System Revenue
(Geisinger Health System)
Series A-1 5.00% 2/15/45	5,000,000	5,784,450
Series A-1 5.125% 6/1/41	4,000,000	4,242,960
General Authority of Southcentral Pennsylvania Revenue
(WellSpan Health Obligated Group)
Series A 5.00% 6/1/38	1,000,000	1,216,030
Series A 5.00% 6/1/39	5,000,000	6,063,950
Indiana County Hospital Authority Revenue
(Indiana Regional Medical Center) Series A
6.00% 6/1/39	1,625,000	1,782,007
Lancaster County Hospital Authority Revenue
(Brethren Village Project)
5.25% 7/1/35	250,000	269,775
5.25% 7/1/41	1,000,000	1,081,200
5.50% 7/1/45	1,000,000	1,085,770
(Landis Homes Retirement Community Project) Series A
5.00% 7/1/45	2,000,000	2,136,880
(Masonic Villages Project)
5.00% 11/1/35	1,000,000	1,151,530
5.00% 11/1/36	510,000	585,470
5.00% 11/1/37	250,000	285,747
(St. Anne’s Retirement Community Project)
5.00% 4/1/27	1,425,000	1,490,550
5.00% 4/1/33	1,830,000	1,894,654
Lehigh County General Purpose Authority Revenue
(Bible Fellowship Church Homes Project)
5.125% 7/1/32	1,000,000	1,020,320

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Lehigh County General Purpose Authority Revenue
(Bible Fellowship Church Homes Project)
5.25% 7/1/42	1,500,000	$1,530,615
Monroe County Hospital Authority Revenue
(Pocono Medical Center)
5.00% 7/1/36	1,710,000	1,968,894
5.00% 7/1/41	1,000,000	1,138,620
Monroeville Finance Authority
(University of Pittsburgh Medical Center) 5.00% 2/15/25	1,000,000	1,179,810
Montgomery County Higher Education & Health Authority
Revenue
(Thomas Jefferson University) Series A 4.00% 9/1/49	2,500,000	2,668,750
Montgomery County Industrial Development Authority
Retirement Community Revenue
(ACTS Retirement Life Communities Obligated Group)
5.00% 11/15/27	1,250,000	1,359,387
5.00% 11/15/28	1,600,000	1,737,008
5.00% 11/15/29	680,000	736,923
Montgomery County Industrial Development Authority
Revenue
(Albert Einstein Healthcare Network) Series A
5.25% 1/15/45	2,500,000	2,760,650
(Waverly Heights Project)
5.00% 12/1/44	500,000	567,900
5.00% 12/1/49	750,000	849,457
(Whitemarsh Continuing Care Retirement Community
Project)
5.375% 1/1/50	4,000,000	4,103,320
Series A 5.375% 1/1/51	1,500,000	1,551,285
Moon Industrial Development Authority Revenue
(Baptist Homes Society) 6.125% 7/1/50	4,000,000	4,324,360
Northampton County Industrial Development Authority
(Morningstar Senior Living Project) 5.00% 7/1/32	1,275,000	1,339,005
Pennsylvania Economic Development Financing Authority
First Mortgage Revenue
(Tapestry Moon Senior Housing Project) Series A 144A
6.75% 12/1/53 #	3,950,000	3,996,808
Pennsylvania Economic Development Financing Authority
Revenue
(University of Pittsburgh Medical Center) Series A
5.00% 7/1/43	1,265,000	1,390,905

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Schedule of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Pennsylvania Higher Educational Facilities Authority
College & University Revenue
(Thomas Jefferson University)
Series A 5.00% 9/1/45	7,000,000	$7,881,790
Series A 5.25% 9/1/50	2,500,000	2,838,000
Pennsylvania Higher Educational Facilities Authority
Revenue
(University of Pennsylvania Health System)
5.00% 8/15/40	2,000,000	2,284,500
Series A 4.00% 8/15/42	4,000,000	4,320,680
Philadelphia Authority for Industrial Development Revenue
(Children’s Hospital of Philadelphia Project)
5.00% 7/1/34	5,000,000	5,980,850
(Thomas Jefferson University) Series A 5.00% 9/1/47	2,500,000	2,901,125
(Wesley Enhanced Living Obligated Group) Series A
5.00% 7/1/49	2,500,000	2,658,575
Pocono Mountains Industrial Park Authority Revenue
(St. Luke’s Hospital - Monroe Project) Series A
5.00% 8/15/40	4,000,000	4,429,880
		137,218,368
Housing Revenue Bond - 0.48%
Philadelphia Authority for Industrial Development Revenue
(The PresbyHomes Germantown Project) Series A
5.625% 7/1/35 (HUD)	2,100,000	2,102,499
		2,102,499
Lease Revenue Bonds - 1.40%
Allegheny County Industrial Development Authority
Revenue
(Residential Resource Project)
5.10% 9/1/26	1,335,000	1,337,510
5.125% 9/1/31	435,000	435,496
Philadelphia Municipal Authority Revenue
(Juvenile Justice Services Center)
5.00% 4/1/37	1,250,000	1,462,525
5.00% 4/1/38	1,000,000	1,167,150
5.00% 4/1/39	1,500,000	1,746,900
		6,149,581
Local General Obligation Bonds - 8.28%
Allegheny County
Series C-69 5.00% 12/1/28	1,000,000	1,110,700
Series C-70 5.00% 12/1/33	2,205,000	2,437,098
Series C-77 5.00% 11/1/43	4,535,000	5,457,147

6 NQ- 007 [5/19] 7/19 (891094)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Chester County
4.00% 7/15/32	2,000,000	$2,319,680
5.00% 7/15/30	3,000,000	3,842,070
City of Philadelphia
5.00% 8/1/41	1,260,000	1,459,294
Series A 5.00% 8/1/37	1,750,000	2,042,985
Series A 5.25% 7/15/29	2,500,000	2,848,325
City of Pittsburgh
4.00% 9/1/35	750,000	829,020
4.00% 9/1/36	500,000	551,085
Series B 5.00% 9/1/26	3,000,000	3,317,370
North Allegheny School District
4.00% 5/1/37	1,065,000	1,184,418
Philadelphia School District
Series F 5.00% 9/1/36	2,000,000	2,306,680
Series F 5.00% 9/1/37	1,500,000	1,725,255
Series F 5.00% 9/1/38	2,000,000	2,295,440
Tredyffrin Easttown School District
5.00% 2/15/38	2,250,000	2,673,023
		36,399,590
Pre-Refunded/Escrowed to Maturity Bonds - 14.10%
Allegheny County Higher Education Building Authority
Revenue
(Carlow University Project)
6.75% 11/1/31-21§	750,000	841,830
7.00% 11/1/40-21§	1,000,000	1,127,310
Delaware County Regional Water Quality Control Authority
5.00% 5/1/32-23§	2,000,000	2,268,800
Franklin County Industrial Development Authority Revenue
(Chambersburg Hospital Project) 5.375% 7/1/42-20§	4,980,000	5,186,072
Huntingdon County General Authority Revenue
(Juniata College) Series A 5.00% 5/1/30-20§	2,650,000	2,779,505
Monroe County Hospital Authority
(Pocono Medical Center)
Series A 5.00% 1/1/32-22§	1,150,000	1,248,543
Series A 5.00% 1/1/41-22§	1,500,000	1,630,515
Montgomery County Higher Education & Health Authority
Revenue
(Abington Memorial Hospital Obligated Group) Series A
5.00% 6/1/31-22§	2,000,000	2,204,040

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Schedule of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Montgomery County Industrial Development Authority
Revenue
(New Regional Medical Center Project)
5.375% 8/1/38-20 (FHA)§	995,000	$1,039,327
Pennsylvania Economic Development Financing Authority
Health System Revenue
(Albert Einstein Healthcare) Series A
6.25% 10/15/23-19§	3,355,000	3,411,263
Pennsylvania Higher Educational Facilities Authority
College & University Revenue
(AICUP Financing Program - St. Francis University
Project) Series JJ2 6.25% 11/1/41-21§	2,355,000	2,619,184
(Edinboro University Foundation Student Housing
Project) 6.00% 7/1/43-20§	1,000,000	1,047,470
(Indiana University - Student Housing Project)
Series A 5.00% 7/1/27-22§	1,740,000	1,919,568
Series A 5.00% 7/1/41-22§	1,500,000	1,654,800
(Philadelphia University) 5.00% 6/1/32-23§	2,000,000	2,273,560
(Shippensburg University - Student Housing Project)
5.00% 10/1/44-22§	1,500,000	1,669,635
6.25% 10/1/43-21§	2,000,000	2,216,700
(University of the Arts) 5.20% 3/15/25 (AGC)	4,490,000	5,069,030
Pennsylvania Higher Educational Facilities Authority
Revenue
(Trustees of the University of Pennsylvania) Series A
5.00% 9/1/29-21§	1,000,000	1,062,060
(University of Pennsylvania Health System)
Series A 5.00% 8/15/24-21§	4,850,000	5,221,995
Series A 5.25% 8/15/26-21§	3,910,000	4,230,972
Series A 5.75% 8/15/23-21§	2,500,000	2,732,150
Philadelphia Authority for Industrial Development Revenue
(MaST Charter School Project) 6.00% 8/1/35-20§	1,610,000	1,691,321
(New Foundations Charter School Project)
6.625% 12/15/41-22§	1,000,000	1,171,070
Philadelphia Hospitals & Higher Education Facilities
Authority Revenue
(Presbyterian Medical Center) 6.65% 12/1/19	2,020,000	2,071,672
South Fork Municipal Hospital Authority Revenue
(Conemaugh Health System Project) 5.50% 7/1/29-20§	3,500,000	3,647,560
		62,035,952

8 NQ- 007 [5/19] 7/19 (891094)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds - 8.82%
Allentown Neighborhood Improvement Zone Development
Authority Revenue
Series A 5.00% 5/1/42	2,500,000	$2,614,000
(City Center Project)
144A 5.00% 5/1/42 #	2,500,000	2,764,650
144A 5.375% 5/1/42 #	1,800,000	1,964,142
(City Center Refunding Project) 144A 5.00% 5/1/42 #	2,500,000	2,738,950
Chester County Industrial Development Authority Special
Obligation Revenue
(Woodlands at Greystone Project)
144A 5.00% 3/1/38 #	560,000	589,529
144A 5.125% 3/1/48 #	1,000,000	1,051,330
Northampton County Industrial Development Authority
(Route 33 Project) 7.00% 7/1/32	2,000,000	2,257,140
Port Authority of Allegheny County
5.75% 3/1/29	5,200,000	5,565,664
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 5.375% 7/1/46 ^	11,521,000	2,651,558
Series A-1 5.625% 7/1/51 ^	32,795,000	5,553,505
(Restructured)
Series A-1 4.55% 7/1/40	5,450,000	5,427,873
Series A-1 4.75% 7/1/53	1,000,000	967,190
Sports & Exhibition Authority of Pittsburgh & Allegheny
County
(Hotel Room Excise Tax) 5.00% 2/1/35 (AGM)	3,000,000	3,103,200
Washington County Redevelopment Authority Revenue
(Victory Centre Tax Increment Financing Project)
5.00% 7/1/35	1,500,000	1,568,025
		38,816,756
State General Obligation Bond - 0.93%
Commonwealth of Pennsylvania
5.00% 9/15/26	3,340,000	4,111,373
		4,111,373
Transportation Revenue Bonds - 7.61%
Delaware River Joint Toll Bridge Commission
(Pennsylvania - New Jersey) 5.00% 7/1/47	5,000,000	5,898,050
Pennsylvania Economic Development Financing Authority
Exempt Facilities Revenue
(Amtrak Project)
Series A 5.00% 11/1/32 (AMT)	3,500,000	3,792,180
Series A 5.00% 11/1/41 (AMT)	5,000,000	5,392,150

NQ- 007 [5/19] 7/19 (891094) 9

Schedule of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Pennsylvania Turnpike Commission Revenue
Series A 5.00% 12/1/23	2,450,000	$2,816,030
Series C 5.00% 12/1/44	5,000,000	5,666,750
Philadelphia Airport Revenue
Series A 5.00% 7/1/47	3,750,000	4,420,538
Series B 5.00% 7/1/47 (AMT)	3,000,000	3,467,670
Susquehanna Area Regional Airport Authority Revenue
5.00% 1/1/35 (AMT)	800,000	908,200
5.00% 1/1/38 (AMT)	1,000,000	1,129,710
		33,491,278
Water & Sewer Revenue Bonds - 3.42%
Allegheny County Sanitary Authority
5.00% 12/1/28 (BAM)	2,345,000	2,782,765
Bucks County Water & Sewer Authority
5.00% 12/1/28 (AGM)	1,000,000	1,245,870
Series A 5.00% 12/1/37 (AGM)	780,000	900,643
Series A 5.00% 12/1/40 (AGM)	1,000,000	1,152,330
Philadelphia Water & Wastewater Revenue
5.00% 11/1/28	4,500,000	4,964,760
Series A 5.00% 7/1/45	2,500,000	2,806,300
Series A 5.25% 10/1/52	1,000,000	1,191,180
		15,043,848
Total Municipal Bonds (cost $412,759,145)		437,559,838

Total Value of Securities – 99.47%
(cost $412,759,145)		437,559,838
Receivables and Other Assets Net of Liabilities – 0.53%		2,312,200
Net Assets Applicable to 54,529,854 Shares Outstanding – 100.00%		$439,872,038

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At May 31, 2019, the aggregate value of Rule 144A securities was $15,731,221, which represents
3.58% of the Fund’s net assets.

§ Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds.
For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.

° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

‡ Non-income producing security. Security is currently in default.

^ Zero coupon security. The rate shown is the effective yield at the time of purchase.

10 NQ- 007 [5/19] 7/19 (891094)

(Unaudited)

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
FHA – Federal Housing Administration
HUD – Housing and Urban Development Section 8
USD – US Dollar

NQ- 007 [5/19] 7/19 (891094) 11